Goodwill and Other Intangibles (Details) - Schedule of Company’s Other Intangible Assets Consist of Capitalized Customer-Related Intangibles, Patent and Technology Costs, and Software Costs - VASO CORPORATION [Member] - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer-related
Intangible assets, gross			$ 140
Intangible assets, net	1,355	1,511	$ 2,041
Customer Relationships [Member]
Customer-related
Costs	5,831	5,831
Accumulated amortization	(4,732)	(4,557)
Intangible assets, gross	1,099	1,274
Patents and Technology [Member]
Customer-related
Costs	1,894	1,894
Accumulated amortization	(1,894)	(1,894)
Computer Software, Intangible Asset [Member]
Customer-related
Costs	2,468	2,362
Accumulated amortization	(2,212)	(2,125)
Intangible assets, gross	$ 256	$ 237